STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

NOTE 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Stock Options

The Company grants stock options to officers, directors, employees and consultants under stock plans.

AbTech’s 2007 Stock Plan - Prior to the Merger with ABHD, AbTech issued stock options under a plan (the “2007 Stock Plan”) that allowed up to 15% of the capital stock outstanding of AbTech to be available for awards granted under the plan. Options granted under the plan expire on the earlier of the stated expiration date or, in the case of incentive stock options, ninety days after the date employment ends or, in the case of non-statutory options, 30 days after the optionee ceases to be a service provider to the Company. The stated expiration dates occur between 2012 and 2020. Stock options were granted at the fair market value of the common stock as determined by the Board of Directors on the date of grant and are exercisable subject to vesting provisions and performance objectives. All outstanding stock options granted by AbTech outstanding as of the date of the reverse acquisition transaction with ABHD automatically convert into options for the purchase of shares of ABHD common stock at the rate of 5.32 shares of ABHD stock for each share of AbTech stock. ABHD will issue new authorized shares for the AbTech stock options exercised after February 10, 2011, the date of the Merger.

ABHD’s 2012 Incentive Stock Plan– In December 2011, the Board of Directors of ABHD approved the 2012 Incentive Stock Plan (the “2012 Plan”), which allows for up to 9,000,000 shares of common stock awards to be granted during the term of the plan. The exercise price of options granted under the 2012 Plan is determined by the 2012 Plan Committee and may not be less than 100% of the fair market value of the common stock of ABHD on the grant date. Options expire not more than 10 years from the date of grant. Options granted under the plan have a minimum vesting period of one year from the date of grant.

For the years ended December 31, 2011 and 2010, compensation expense of $77,532 and $163,420, respectively, for stock options accounted for under ASC 718 is included in Selling, general and administrative expense in the consolidated statements of operations. There was no related tax benefit recognized due to the Company’s loss position. At December 31, 2011, the Company had approximately $1,338,963 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.7 years. No cash was received from the exercise of stock options during 2011 or 2010.

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2011 and 2010:

	2011	2010
Weighted average of fair value for options granted
AbTech Options	$-	$0.90
ABHD Options	0.27	0.12

Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	81.5%	13.0-15.0%
Risk-free interest rate	1.9%	2.1%
Expected life (in years)	5.0	8.7

The assumptions for expected dividend yield, expected volatility and expected term reflect management’s judgment and include consideration of historical experience. Expected volatility is based on historical volatility of the Company’s shares and the historical volatility of public companies or mutual funds operating in similar markets. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

The Company’s stock option activity for the years ending December 31, 2011 and 2010 is summarized below (all share amounts for option granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	4,152,551	$0.70	4.97
Granted	3,306,069	0.70
Exercised	-	-
Forfeited or expired	(2,129,513)	0.70
Outstanding at December 31, 2010	5,329,107	0.70	6.56
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	$0.70	3.45

As of December 31, 2011, there were 2,699,158 stock options outstanding and exercisable with a weighted average remaining life of 3.45 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option		Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	-		$-	-
Granted	640,000	(1)	0.55
Outstanding at December 31, 2010	640,000		0.55	4.86
Granted	4,734,300		0.42
Outstanding at December 31, 2011	5,374,300		$0.44	9.58

(1)	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.

As of December 31, 2011, there were 5,374,300 stock options outstanding with a weighted average remaining life of 9.6 years and an intrinsic value of $0. As of December 31, 2011, there were approximately 320,000 options exercisable with a weighted average remaining life of 3.86 years and an intrinsic value of $0. Of the non-exercisable stock options outstanding at December 31, 2011, 3,865,000 stock options vest over time between 2012 and 2015 and 1,189,300 stock options vest only upon the Company achieving specific performance objectives in 2011.

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2011 and 2010:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2009	1,426,769	$0.28	-
Granted	3,306,069	0.17	640,000	$0.12
Vested	(990,218)	0.17	-
Forfeited or expired	(1,240,442)	0.27	-
Non-vested at December 31, 2010	2,502,178	0.18	640,000	$0.12
Granted	-		4,734,300	$0.27
Vested	(399,284)	0.10	(320,000)	$0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	$-	5,054,300	$0.27

Common stock

In conjunction with the Merger that occurred in February 2011, the Company sold 2,320,000 shares of common stock for $2,320,000 of cash, of this amount 1,495,000 shares were issued during 2010 and 825,000 shares were issued during 2011 (see Note 12 - REVERSE ACQUISITION TRANSACTION).

During 2011, the Company issued 449,931 shares of common stock to five entities for services rendered to the Company during the year. These shares were valued at the closing market price of the Company’s common stock on the measurement date in accordance with the provisions of ASC 505-50-30. The resulting expense of $320,533 is included in Selling, general and administrative expense in the consolidated statements of operations.

Warrants

In 2011 the Company issued the following warrants:

•	Thirty investors participating in the September Private Placement (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 2,666,667 shares of ABHD common stock. In addition, the placement agent received warrants to purchase 533,333 shares of ABHD common stock.
•	Three individuals participating in the July Offering (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 466,666 shares of ABHD common stock.
•	Two individuals received warrants to purchase 530,000 shares of ABHD common stock as compensation for consulting services provided to the Company. These warrants have an exercise price of $0.50 per share. One warrant for 30,000 shares expires on July 23, 2013 and the other warrant for 500,000 shares expires on February 28, 2014. Compensation expense related to these warrants of $58,014 was included in Selling, general and administrative expense in the consolidated statements of operations.

In 2010 the Company issued the following warrants (all share amounts for warrants granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares:

•	Four individuals received warrants to purchase 692,092 shares of ABHD common stock as compensation for consulting services provided to the Company. Warrants for 638,854 shares have an exercise price of $0.80 per share and are exercisable at any time prior to January 11, 2015. Warrants for 53,238 shares have an exercise price of $0.70 per share and are exercisable at any time prior to April 17, 2015. Compensation expense related to these warrants of $68,024 was included in Selling, general and administrative expense in the consolidated statements of operations.

•	One individual received a warrant to purchase 58,205 shares of ABHD common stock with an exercise price of $0.70 per share as a finder’s fee in conjunction with raising capital. The warrants are exercisable at any time prior to April 7, 2015 and April 30, 2015, respectively. Compensation expense related to this warrant of $7,821 was included in Other income (expense) in the consolidated statements of operations.

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2009	4,422,877	$0.79	-	$-
Granted	750,297	0.79	-	-
Exercised	-	-	-	-
Forfeited or expired	(106,476)	0.70	-	-
Outstanding at December 31, 2010	5,066,698	0.79	-	-
Granted	-	-	4,196,666	.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	$0.77	4,196,666	$.59

The 1,760,629 exercisable AbTech warrants outstanding at December 31, 2011 expire at various dates through 2015 and have a weighted average remaining life of 2.5 years.

The 4,196,666 exercisable ABHD warrants outstanding at December 31, 2011 expire at various dates through 2016 and have a weighted average remaining life of 4.5 years.

AbTech Series A Convertible Preferred Stock

AbTech has designated 3,500,000 of its 5,000,000 authorized preferred shares as Series A Convertible Preferred Stock (“Series A Stock”) and has 1,439,614 of such shares issued and outstanding at December 31, 2011. These shares represent the non-controlling interest in the Company’s subsidiary as shown on the Consolidated Balance Sheets and Consolidated Statements of Operations. Series A Stock has a par value of $0.01 and no liquidation or dividend preferences.

The holders of Series A Stock may at any time elect to convert any or all such shares into common shares of the Company at a conversion rate initially set at one share of common stock for each share of Series A Stock, subject to certain anti-dilution adjustments that protect Series A Stockholders if the Company issues new shares at less than $3.75 per share. The Series A Stock will automatically convert into common shares upon either (a) the closing of a firm underwritten public offering, (b) subsequent listing on the New York Stock Exchange or the NASDAQ Global Market, or (c) upon the sale or transfer of substantially all the assets or the consolidation or merger with an entity solely for cash or solely for cash and securities listed on the New York Stock Exchange or the NASDAQ Global Market.

While Series A Stockholders have no voting rights as ABHD stockholders, they do have specific rights pertaining to the governance of AbTech, ABHD’s subsidiary. As long as Series A Stockholders hold, on a converted basis, at least 8% of the Common Stock of the Company, they will be granted a pre-emptive right to maintain their respective ownership percentages, as determined on a fully-diluted basis, in subsequent sales of Common Stock or Common Stock Equivalents conducted by the Company. Series A Stockholders have a right to designate up to three Directors to the Board of Directors (Series A Directors) and the Series A Directors are entitled to choose at least one member of the Audit Committee and one Member of the Compensation Committee. Corporate governance provisions were also modified to require various levels of supermajority approval by the Board for specific, major actions taken by the Company. For some actions, approval of 2/3rds of the Series A Directors is required.

Common shares reserved for future issuance

As of December 31, 2011, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalent):

Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294
31,667,254